SCHEDULE OF OTHER NON-CURRENT LIABILITIES (Details) (Parenthetical) ¥ in Thousands, $ in Thousands	Jul. 31, 2024 JPY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)
IfrsStatementLineItems [Line Items]
Borrowings		$ 2,126	¥ 345,761	¥ 882,841
Resona bank [member]
IfrsStatementLineItems [Line Items]
Borrowings	¥ 162,000
Margin payable	¥ 18,945
Borrowings repayment term	15 years